Consolidated Statements Of Shareholders' Equity ¥ in Millions, $ in Millions		CNY (¥) shares	USD ($) shares	Cumulative effect of accounting change [Member] CNY (¥)	Ordinary Shares CNY (¥) shares		Ordinary Shares Cumulative effect of accounting change [Member] CNY (¥)	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Cumulative effect of accounting change [Member] CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Retained Earnings Cumulative effect of accounting change [Member] CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Accumulated Other Comprehensive (Loss) Income USD ($)	Accumulated Other Comprehensive (Loss) Income Cumulative effect of accounting change [Member] CNY (¥)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests Cumulative effect of accounting change [Member] CNY (¥)
Balances (in shares) at Dec. 31, 2018 | shares	[1]				2,794,795,680
Balances at Dec. 31, 2018		¥ 175,036			¥ 0					¥ 33,441			¥ 129,246			¥ 210			¥ 12,139
Net income		(2,288)			0					0			2,057			0			(4,345)
Other comprehensive loss		(1,490)			0					0			0			(1,593)			103
Business combinations		266			0					0			0			0			266
Acquisition of non-controlling interests in a subsidiary		(65)			0					(22)			0			0			(43)
Issuance of shares by the Company's subsidiaries to noncontrolling interests		306			¥ 0					(19)			0			0			325
Exercise of share-based awards (in shares) | shares	[1]				24,997,040
Exercise of share-based awards		18			¥ 0					18			0			0			0
Share-based compensation		5,549			0					5,045			0			0			504
Dividends paid and payable by the Company's subsidiaries		(128)			0					0			0			0			(128)
Accretion of redeemable noncontrolling interests		(111)			0					0			(77)			0			(34)
Repurchase and retirement of ordinary shares		¥ (4,958)			¥ 0					0			(4,958)			0			0
Repurchase and retirement of ordinary shares(in shares) | shares		(53,162,720)	(53,162,720)		(53,162,720)	[1]
Disposal of subsidiaries' shares		¥ (850)			¥ 0					13			0			0			(863)
Equity component of convertible senior notes issued by iQIYI, net of issuance costs		988			0					559			0			0			429
Purchase of capped calls		(567)			¥ 0					(321)			0			0			(246)
Balances (in shares) at Dec. 31, 2019 | shares	[1]				2,766,630,000
Balances at Dec. 31, 2019		171,706		¥ (357)	¥ 0		¥ 0			38,714		¥ 0	126,268		¥ (314)	(1,383)		¥ 0	8,107		¥ (43)
Net income		19,026			0					0			22,472			0			(3,446)
Other comprehensive income		1,775			0					0			0			1,582			193
Business combinations		798			0					0			0			0			798
Issuance of shares by the Company's subsidiaries to noncontrolling interests		4,657			¥ 0					2,260			0			0			2,397
Exercise of share-based awards (in shares) | shares	[1]				38,595,040
Exercise of share-based awards		302			¥ 0					302			0			0			0
Share-based compensation		6,394			0					5,749			0			0			645
Dividends payable by the Company's subsidiaries		(70)			0					0			0			0			(70)
Return of equity to noncontrolling interest shareholders		(2,704)			0					0			0			0			(2,704)
Accretion of redeemable noncontrolling interests		(127)			0					0			(88)			0			(39)
Repurchase and retirement of ordinary shares		¥ (13,054)			¥ 0					0			(13,054)			0			0
Repurchase and retirement of ordinary shares(in shares) | shares		(126,096,000)	(126,096,000)		(126,096,000)	[1]
Equity component of convertible senior notes issued by iQIYI, net of issuance costs		¥ 395			¥ 0					208			0			0			187
Others		0			¥ 0					(20)			0						20
Balances (in shares) at Dec. 31, 2020 | shares	[1]				2,679,129,040
Balances at Dec. 31, 2020		188,741			¥ 0			¥ 0		47,213			135,284			199			6,045
Net income		7,591			0			0		0			10,226			0			(2,635)
Other comprehensive loss		(129)			0			0		0			0			(207)			78
Issuance of shares by the Company's subsidiaries to noncontrolling interests		711			¥ 0			¥ 0		279			0						432
Acquisition of redeemable noncontrolling interests and noncontrolling interests		35								(692)			0			0			727
Issuance of ordinary shares, net of issuance costs (in shares) | shares					95,000,000	[1]		0	0
Issuance of ordinary shares, net of issuance costs		19,873			¥ 0			¥ 0		19,873			0
Exercise of share-based awards (in shares) | shares					47,547,280	[1]		0	0
Exercise of share-based awards		292			¥ 0			¥ 0		292			0			0			0
Share-based compensation		7,508			0			0		6,895			0			0			613
Dividends paid and payable by the Company's subsidiaries		(51)			0			0		0			0			0			(51)
Accretion of redeemable noncontrolling interests		(391)			0			0		0			(350)			0			(41)
Repurchase of ordinary shares		(7,581)			¥ 0			¥ (7,581)		0			0			0			0
Repurchase of ordinary shares (in shares) | shares					(57,343,528)	[1]		57,343,528	57,343,528
Reclassification from mezzanine equity to ordinary shares		153																	153
Equity component of convertible senior notes issued by iQIYI, net of issuance costs		49			¥ 0			¥ 0		25			0			0			24
Others		3			¥ 0			¥ 0		3			0			0			0
Balances (in shares) at Dec. 31, 2021 | shares					2,764,332,792	[1]		57,343,528	57,343,528
Balances at Dec. 31, 2021		¥ 216,804	$ 34,022		¥ 0			¥ (7,581)	$ (1,190)	¥ 73,888	$ 11,595		¥ 145,160	$ 22,779		¥ (8)	$ (1)		¥ 5,345	$ 839

[1]	The number of shares has been retrospectively adjusted for the Share Subdivision that took effect on March 1, 2021 as detailed in Note 1 and Note 21.